LEASE	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Lease
17.	Lease

Operating leases

The Group’s leases consist of operating leases for corporate offices, data centers, and other facilities. The Group determines if an arrangement is a lease at inception. Some lease agreements contain lease and non-lease components, which the Group choose to account for as separate components. The allocation of the consideration between the lease and the non-lease components is based on the relative stand-alone prices of lease components included in the lease contracts. As of December 31, 2021, the Group had no long-term leases that were classified as a financing lease. As of December 31, 2021 the operating leases that have not yet commenced is immaterial. The arrangements of remaining lease terms are one year to seven years. Total lease expenses for the year ended December 31, 2020 and 2021 was US$3,494,456 and US$4,138,401, which were recorded in occupancy, depreciation and amortization on the consolidated statements of comprehensive income (loss). The Group classifies operating lease payments as cash outflows for operating activities in the statement of cash flows. The Group presents the reduction in the carrying amount of the right-of-use assets and the change in operating lease liabilities as two adjustments to net income and changes in net assets in the reconciliation of net income to net cash flows from operating activities.

The following table presents balances reported in the consolidated balance sheets related to the Group's leases:

	For the years ended December 31,
	2020	2021
	US$	US$
Operating lease right-of-use assets	7,280,763	6,613,520
Operating lease liabilities	7,207,293	5,702,954

The following table presents operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income (loss) related to the Group's leases:

17.	Lease (Continued)

Operating leases (Continued)

	For the years ended December 31,
	2020	2021
	US$	US$
Operating lease expenses	2,985,665	3,881,251
Short-term lease expenses	508,791	257,150

A summary of supplemental information related to operating leases as of December 31, 2021 is as follows:

	For the years ended December 31,
	2020	2021
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	3,422,191	5,058,078
Non-cash right-of-use assets in exchange for new lease obligations:
Operating leases	4,281,660	4,058,759
Weighted average remaining lease term:
Operating leases	3 years	4 years
Weighted average discount rate:
Operating leases	5.3%	5.5%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

2021
US$
Years ending December 31:
2022	2,695,299
2023	1,036,814
2024	838,969
2025	452,218
2026	465,785
2027 and after	805,931
Total undiscounted operating lease payments	6,295,016
Less: imputed interest	(592,062)
Present value of operating lease liabilities	5,702,954

The terms of the leases do not contain contingent rents.